Distribution Restrictions	12 Months Ended
Dec. 31, 2015
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Distribution Restrictions

(17) Distribution Restrictions

In the filing of our Annual Report on Form 10-K for the year ended December 31, 2015, which was originally filed with the SEC on February 25, 2016, we improperly included disclosures under SEC Regulation S-X Rule 3-10, Financial Statements of Guarantors and Issuers of Guaranteed Securities Registered or Being Registered. The Company’s wholly owned subsidiary, Lamar Media, is the registrar and issuer of all securities. The Company has no requirement for disclosure under Regulation S-X Rule 3-10 and thus such disclosure has been removed. This revision was determined to be immaterial to the financial statements previously presented.

Lamar Media’s ability to make distributions to Lamar Advertising is restricted under both the terms of the indentures relating to Lamar Media’s outstanding notes and by the terms of its senior credit facility. As of December 31, 2015 and December 31, 2014, Lamar Media was permitted under the terms of its outstanding senior subordinated and senior notes to make transfers to Lamar Advertising in the form of cash dividends, loans or advances in amounts up to $2,487,196 and $2,269,393, respectively.

As of December 31, 2015, transfers to Lamar Advertising are permitted under Lamar Media’s senior credit facility and as defined therein, unless, after giving effect such distributions, (i) the total debt ratio is equal to or greater than 6.0 to 1 or (ii) the senior debt ratio is equal to or greater than 3.5 to 1. As of December 31, 2015, the total debt ratio was less than 6.0 to 1 and Lamar Media’s senior debt ratio was less than 3.5 to 1; therefore, dividends or distributions to Lamar Advertising were not subject to any additional restrictions under the senior credit facility. In addition, as of December 31, 2015 the senior credit facility allows Lamar Media to conduct its affairs in a manner that would allow Lamar Advertising to qualify and remain qualified for taxation as a REIT, including by allowing Lamar Media to make distributions to Lamar Advertising required for Lamar Advertising to qualify and remain qualified for taxation as a REIT, subject to certain restrictions.